SEGMENT INFORMATION - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer
Segment Information
Revenue	$ 79,139	$ 79,919	$ 81,741
Net property, plant and equipment	11,116	10,830
Plant and other property
Segment Information
Net property, plant and equipment	$ 10,655	$ 10,308	$ 10,176
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue | customer	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 29,759	$ 30,194	$ 30,514
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 4,670	$ 4,701	$ 4,644
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 8,239	$ 8,339	7,544
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 41,141	$ 41,386	43,683
Non-U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 5,985	$ 5,607	$ 5,532